Share Based Payments and Employee Benefit Plans - Stock Units And Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Restricted stock units (RSU's)
stock units
Fair value of stock granted		$ 807,000
Number of Shares
Outstanding at beginning of year (in shares)	397,829	267,221
Granted (in shares)		245,332
Issued (in shares)	(153,251)	(94,493)
Forfeited / cancelled (in shares)	(18,333)	(20,231)
Outstanding at end of period (in shares)	226,245	397,829
Weighted-Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	$ 4.11	$ 5.04
Granted (in dollars per share)		3.29
Issued (in dollars per share)	4.32	4.78
Forfeited / cancelled (in dollars per share)	3.85	3.29
Outstanding at end of period (in dollars per share)	$ 3.99	$ 4.11
Additional information
Unrecognized compensation cost	$ 604	$ 1,000
Weighted-average period over which compensation cost is expected to be recognized	1 year 3 months 18 days	1 year 8 months 12 days
Deferred stock units
Number of Shares
Outstanding at beginning of year (in shares)	54,500	54,500
Granted (in shares)		0
Issued (in shares)	(15,000)
Outstanding at end of period (in shares)	39,500	54,500
Weighted-Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	$ 6.61	$ 6.61
Issued (in dollars per share)	3.75
Outstanding at end of period (in dollars per share)	$ 7.70	$ 6.61
Additional information
Unrecognized compensation cost	$ 0	$ 6
Weighted-average period over which compensation cost is expected to be recognized		2 months 12 days
Deferred stock units | Minimum
stock units
Vesting period		1 year
Deferred stock units | Maximum
stock units
Vesting period		3 years